UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund: BlackRock Science and Technology Trust (BST)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles — 0.7%
Tesla Motors, Inc. (a)(b)	11,900	$2,955,960
Commercial Services & Supplies — 0.3%
Atento SA (a)	109,400	1,154,170
Communications Equipment — 1.0%
Cisco Systems, Inc. (b)	164,300	4,312,875
Diversified Telecommunication Services — 1.2%
Cellnex Telecom SAU (a)	202,621	3,452,192
Link Net Tbk PT (a)	5,681,600	1,745,485

		5,197,677
Electronic Equipment, Instruments & Components — 2.8%
Alps Electric Co. Ltd.	104,400	2,919,702
CDW Corp.	82,300	3,362,778
Delta Electronics, Inc.	441,000	2,062,531
Largan Precision Co. Ltd.	39,700	3,086,539

		11,431,550
Hotels, Restaurants & Leisure — 0.8%
Six Flags Entertainment Corp. (b)	69,800	3,195,444
Household Durables — 1.5%
Sony Corp.	256,300	6,282,458
Internet & Catalog Retail — 5.3%
Amazon.com, Inc. (a)(b)	21,000	10,749,690
Ensogo Ltd. (a)	3,465,657	329,090
Netflix Inc. (a)(b)	57,600	5,947,776
Qunar Cayman Islands Ltd. — ADR (a)	68,700	2,065,809
Vipshop Holdings Ltd. — ADR (a)(b)	173,400	2,913,120

		22,005,485
Internet Software & Services — 20.9%
58.com, Inc. — ADR (a)(b)	94,900	4,465,045
Alibaba Group Holding Ltd. — ADR (a)(b)	54,300	3,202,071
Box, Inc., Class A (a)(b)	162,000	2,037,960
comScore, Inc. (a)	55,000	2,538,250
Cvent, Inc. (a)(b)	84,700	2,851,002
DeNA Co. Ltd.	130,500	2,413,867
Facebook, Inc., Class A (a)(b)	221,500	19,912,850
Google, Inc., Class A (a)(b)	41,500	26,492,355
Hortonworks, Inc. (a)(b)	121,935	2,669,157
LinkedIn Corp., Class A (a)(b)	18,700	3,555,431
NetEase, Inc. — ADR (b)	25,500	3,063,060
New Relic, Inc. (a)	69,200	2,637,212
Tencent Holdings Ltd.	633,500	10,569,164

		86,407,424
IT Services — 11.6%
Alliance Data Systems Corp. (a)(b)	13,400	3,470,332
Cognizant Technology Solutions Corp., Class A (a)(b)	102,000	6,386,220
Euronet Worldwide, Inc. (a)(b)	48,100	3,563,729
Fidelity National Information Services, Inc. (b)	69,700	4,675,476
Global Payments, Inc. (b)	35,300	4,049,969

Common Stocks	Shares	Value
IT Services (continued)
Luxoft Holding, Inc. (a)	49,100	$3,107,539
MasterCard, Inc., Class A (b)	96,900	8,732,628
Sabre Corp. (b)	170,000	4,620,600
Visa, Inc., A Shares (b)	138,400	9,640,944

		48,247,437
Media — 5.5%
Eros International PLC (a)	220,805	6,003,688
Liberty Global PLC, Class A (a)	67,500	2,898,450
Naspers Ltd., N Shares	43,800	5,489,331
Rentrak Corp. (a)(b)	37,000	2,000,590
Sky PLC	131,100	2,070,470
Stroeer SE	35,700	2,099,484
Walt Disney Co. (b)	20,400	2,084,880

		22,646,893
Professional Services — 2.7%
Experian PLC	149,400	2,398,349
ManpowerGroup, Inc. (b)	33,800	2,767,882
TechnoPro Holdings, Inc.	137,300	3,616,622
TransUnion (a)	93,500	2,348,720

		11,131,573
Real Estate Investment Trusts (REITs) — 4.9%
Crown Castle International Corp. (b)	88,400	6,972,108
Digital Realty Trust, Inc. (b)	106,300	6,943,516
Equinix, Inc. (b)	23,100	6,315,540

		20,231,164
Semiconductors & Semiconductor Equipment — 10.1%
ARM Holdings PLC	177,200	2,545,864
ASML Holding NV	27,100	2,382,182
Avago Technologies Ltd. (b)	37,100	4,637,871
Broadcom Corp., Class A	70,700	3,636,101
Cavium, Inc. (a)(b)	33,200	2,037,484
Hermes Microvision, Inc.	50,000	1,905,950
Intel Corp. (b)	142,500	4,294,950
Lam Research Corp. (b)	45,200	2,952,916
Maxim Integrated Products, Inc. (b)	74,600	2,491,640
Microsemi Corp. (a)	81,100	2,661,702
NVIDIA Corp. (b)	91,700	2,260,405
NXP Semiconductors NV (a)(b)	41,000	3,569,870
Silicon Motion Technology Corp. — ADR (b)	74,900	2,045,519
Siliconware Precision Industries Co. Ltd.	829,862	1,029,530
Taiwan Semiconductor Manufacturing Co. Ltd.	803,000	3,218,165

		41,670,149
Software — 17.3%
Activision Blizzard, Inc. (b)	193,000	5,961,770
Adobe Systems, Inc. (a)(b)	66,600	5,475,852
Autodesk, Inc. (a)(b)	96,800	4,272,752
Electronic Arts, Inc. (a)(b)	65,400	4,430,850
Imperva, Inc. (a)(b)	76,900	5,035,412
Microsoft Corp. (b)	321,700	14,238,442

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	USD	U.S. Dollar
EUR	Euro	JPY	Japanese Yen	ZAR	South African Rand South African Rand
GBP	British Pound	TWD	Taiwan Dollar

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Common Stocks	Shares	Value
Software (continued)
Nintendo Co. Ltd.	32,100	$5,410,511
Oracle Corp. (b)	121,000	4,370,520
Proofpoint, Inc. (a)(b)	50,400	3,040,128
Rapid7, Inc. (a)(b)	39,700	903,175
RingCentral, Inc., Class A (a)	145,200	2,635,380
Salesforce.com, Inc. (a)(b)	55,200	3,832,536
ServiceNow, Inc. (a)(b)	45,100	3,132,195
Sophos Group PLC (a)	827,500	2,922,945
Tableau Software, Inc., Class A (a)(b)	20,200	1,611,556
Take-Two Interactive Software, Inc. (a)(b)	63,600	1,827,228
Zendesk, Inc. (a)(b)	128,700	2,536,675

		71,637,927
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. (b)(c)	196,700	21,696,010
Pegatron Corp.	1,756,000	4,297,444

		25,993,454
Wireless Telecommunication Services — 0.6%
Bharti Infratel Ltd.	460,800	2,493,543

Preferred Stocks
Internet & Catalog Retail — 0.5%
Jasper Infotech Private Ltd., Series I (Acquired 8/18/15, Cost 1,998,435) (a)(d)	1,054	1,920,830
Internet Software & Services — 2.5%
Uber Technologies, Inc., Series E (Acquired 12/4/14, Cost $3,000,048), 0.00% (a)(d)	90,044	3,424,094
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $3,016,964) (a)(d)	110,003	3,016,964
Zuora, Inc. (Acquired 1/16/15, Cost $3,894,522), 0.00% (a)(d)	1,025,063	3,881,504

		10,322,562
Software — 0.4%
Illumio, Inc., Series C (Acquired 3/11/15, Cost $1,500,001), 0.00% (a)(d)	466,730	1,535,682
Total Preferred Stocks — 3.4%		13,779,074
Total Long-Term Investments (Cost — $375,160,419) — 96.9%		400,774,257

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	3,755,235	$3,755,235
Total Short-Term Securities (Cost — $3,755,235) — 0.9%		3,755,235
Total Investments Before Options Written (Cost — $378,915,654*) — 97.8%		404,529,492

Options Written
(Premiums Received — $3,858,028) — (0.7)%		(2,936,707)
Total Investments Net of Options Written — 97.1%		401,592,785
Other Assets Less Liabilities — 2.9%		12,197,699

Net Assets — 100.0%		$413,790,484

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$378,963,259

Gross unrealized appreciation	$40,962,320
Gross unrealized depreciation	(15,396,087)

Net unrealized appreciation	$25,566,233

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $13,779,074 and an original cost of $13,409,970 which was 3.3% of its net assets.

(e)	Represents the current yield as of report date.

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

(f)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	41,173,790	(37,418,555)	3,755,235	$6,783
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$17,024	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Activision Blizzard, Inc.	Call	10/02/15	USD	29.50	338	$(44,954)
Alibaba Group Holding Ltd. — ADR	Call	10/02/15	USD	73.00	45	(225)
Amazon.com, Inc.	Call	10/02/15	USD	535.00	74	(2,738)
Apple, Inc.	Call	10/02/15	USD	120.00	72	(72)
Cognizant Technology Solutions Corp., Class A	Call	10/02/15	USD	67.50	86	(2,150)
Electronic Arts, Inc.	Call	10/02/15	USD	70.50	53	(1,325)
Facebook, Inc., Class A	Call	10/02/15	USD	94.50	65	(130)
MasterCard, Inc., Class A	Call	10/02/15	USD	95.00	25	(375)
Microsoft Corp.	Call	10/02/15	USD	45.00	7	(46)
Microsoft Corp.	Call	10/02/15	USD	47.50	188	(188)
Netflix Inc.	Call	10/02/15	USD	101.00	15	(4,912)
Oracle Corp.	Call	10/02/15	USD	38.50	116	(116)
Salesforce.com, Inc.	Call	10/02/15	USD	74.00	13	(39)
Tesla Motors, Inc.	Call	10/02/15	USD	260.00	25	(1,862)
Vipshop Holdings Ltd. — ADR	Call	10/02/15	USD	21.50	203	(1,015)
Visa, Inc., A Shares	Call	10/02/15	USD	74.50	28	(448)
Alibaba Group Holding Ltd. — ADR	Call	10/09/15	USD	73.50	45	(270)
Cognizant Technology Solutions Corp., Class A	Call	10/09/15	USD	64.00	132	(6,930)
Google, Inc., Class A	Call	10/09/15	USD	665.00	8	(1,300)
Google, Inc., Class A	Call	10/09/15	USD	675.00	17	(1,062)
Intel Corp.	Call	10/09/15	USD	30.50	250	(9,250)
LinkedIn Corp., Class A	Call	10/09/15	USD	190.00	32	(13,760)
Microsoft Corp.	Call	10/09/15	USD	44.00	170	(13,940)
Microsoft Corp.	Call	10/09/15	USD	45.50	75	(1,313)
Netflix Inc.	Call	10/09/15	USD	109.00	152	(22,800)
Oracle Corp.	Call	10/09/15	USD	39.00	113	(904)
Salesforce.com, Inc.	Call	10/09/15	USD	71.50	121	(7,563)
Vipshop Holdings Ltd. — ADR	Call	10/09/15	USD	20.00	59	(885)
Sabre Corp.	Call	10/12/15	USD	29.00	83	(1,236)
58.com, Inc. — ADR	Call	10/16/15	USD	50.00	190	(22,800)
Adobe Systems, Inc.	Call	10/16/15	USD	82.50	116	(23,490)
Adobe Systems, Inc.	Call	10/16/15	USD	85.00	88	(9,064)
Alibaba Group Holding Ltd. — ADR	Call	10/16/15	USD	75.00	45	(90)
Alliance Data Systems Corp.	Call	10/16/15	USD	260.00	46	(25,300)
Autodesk, Inc.	Call	10/16/15	USD	50.00	98	(1,372)
Autodesk, Inc.	Call	10/16/15	USD	55.00	270	(1,080)
Cavium, Inc.	Call	10/16/15	USD	65.00	30	(3,900)
Cavium, Inc.	Call	10/16/15	USD	70.00	90	(4,050)
Cognizant Technology Solutions Corp., Class A	Call	10/16/15	USD	65.00	53	(2,650)
Crown Castle International Corp.	Call	10/16/15	USD	80.00	192	(14,880)
Digital Realty Trust, Inc.	Call	10/16/15	USD	65.00	365	(51,100)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Electronic Arts, Inc.	Call	10/16/15	USD	70.00	106	$(10,494)
Equinix, Inc.	Call	10/16/15	USD	280.00	80	(23,800)
Euronet Worldwide, Inc.	Call	10/16/15	USD	70.00	18	(9,000)
Euronet Worldwide, Inc.	Call	10/16/15	USD	75.00	150	(28,125)
Facebook, Inc., Class A	Call	10/16/15	USD	94.50	100	(7,900)
Fidelity National Information Services, Inc.	Call	10/16/15	USD	70.00	240	(11,280)
Global Payments, Inc.	Call	10/16/15	USD	115.00	30	(10,200)
Global Payments, Inc.	Call	10/16/15	USD	120.00	30	(4,125)
Google, Inc., Class A	Call	10/16/15	USD	675.00	29	(18,705)
Imperva, Inc.	Call	10/16/15	USD	70.00	85	(10,625)
Imperva, Inc.	Call	10/16/15	USD	75.00	185	(8,325)
Lam Research Corp.	Call	10/16/15	USD	77.50	86	(860)
LinkedIn Corp., Class A	Call	10/16/15	USD	210.00	33	(1,386)
ManpowerGroup, Inc.	Call	10/16/15	USD	90.00	60	(900)
Microsoft Corp.	Call	10/16/15	USD	45.00	50	(2,600)
Microsoft Corp.	Call	10/16/15	USD	46.00	319	(6,380)
NetEase, Inc. — ADR	Call	10/16/15	USD	125.00	80	(17,600)
Netflix Inc.	Call	10/16/15	USD	102.00	35	(32,462)
NXP Semiconductors NV	Call	10/16/15	USD	95.00	73	(4,928)
Proofpoint, Inc.	Call	10/16/15	USD	60.00	177	(43,365)
Rapid7, Inc.	Call	10/16/15	USD	22.50	140	(70,000)
ServiceNow, Inc.	Call	10/16/15	USD	75.00	53	(2,650)
ServiceNow, Inc.	Call	10/16/15	USD	80.00	53	(2,385)
Silicon Motion Technology Corp. — ADR	Call	10/16/15	USD	30.00	175	(6,125)
Six Flags Entertainment Corp.	Call	10/16/15	USD	45.00	260	(37,050)
Tableau Software, Inc., Class A	Call	10/16/15	USD	100.00	47	(1,410)
Tableau Software, Inc., Class A	Call	10/16/15	USD	110.00	23	(345)
Take-Two Interactive Software, Inc.	Call	10/16/15	USD	31.00	222	(8,880)
Tesla Motors, Inc.	Call	10/16/15	USD	265.00	25	(6,475)
Visa, Inc., A Shares	Call	10/16/15	USD	72.50	104	(3,692)
Zendesk, Inc.	Call	10/16/15	USD	22.50	270	(8,100)
Activision Blizzard, Inc.	Call	10/23/15	USD	31.50	48	(3,456)
Apple, Inc.	Call	10/23/15	USD	115.00	161	(20,689)
Cisco Systems, Inc.	Call	10/23/15	USD	26.00	550	(36,575)
Cisco Systems, Inc.	Call	10/23/15	USD	26.50	130	(5,460)
Electronic Arts, Inc.	Call	10/23/15	USD	71.50	70	(5,880)
Facebook, Inc., Class A	Call	10/23/15	USD	95.00	407	(50,875)
MasterCard, Inc., Class A	Call	10/23/15	USD	91.50	148	(23,088)
Microsoft Corp.	Call	10/23/15	USD	45.50	83	(6,391)
NVIDIA Corp.	Call	10/23/15	USD	24.00	320	(41,600)
Vipshop Holdings Ltd. — ADR	Call	10/23/15	USD	19.50	180	(4,950)
Visa, Inc., A Shares	Call	10/23/15	USD	72.50	176	(10,384)
Silicon Motion Technology Corp. — ADR	Call	10/26/15	USD	26.25	87	(16,435)
Alibaba Group Holding Ltd. — ADR	Call	10/30/15	USD	67.00	55	(3,768)
Apple, Inc.	Call	10/30/15	USD	121.00	161	(16,342)
Cisco Systems, Inc.	Call	10/30/15	USD	26.50	2	(99)
Cognizant Technology Solutions Corp., Class A	Call	10/30/15	USD	64.50	50	(5,625)
Facebook, Inc., Class A	Call	10/30/15	USD	97.50	127	(18,415)
Google, Inc., Class A	Call	10/30/15	USD	670.00	29	(37,265)
ManpowerGroup, Inc.	Call	10/30/15	USD	90.00	60	(2,936)
Microsoft Corp.	Call	10/30/15	USD	45.50	84	(7,224)
Microsoft Corp.	Call	10/30/15	USD	46.00	150	(10,200)
Tesla Motors, Inc.	Call	10/30/15	USD	270.00	18	(6,885)
Visa, Inc., A Shares	Call	10/30/15	USD	72.50	176	(18,216)
Walt Disney Co.	Call	10/30/15	USD	103.00	35	(8,365)
Cisco Systems, Inc.	Call	11/06/15	USD	26.00	550	(45,375)
Facebook, Inc., Class A	Call	11/06/15	USD	94.00	76	(22,836)
Intel Corp.	Call	11/06/15	USD	30.00	124	(15,190)
MasterCard, Inc., Class A	Call	11/06/15	USD	92.00	167	(37,408)
Salesforce.com, Inc.	Call	11/06/15	USD	72.50	60	(9,810)
Avago Technologies Ltd.	Call	11/16/15	USD	131.25	130	(64,903)
Adobe Systems, Inc.	Call	11/20/15	USD	82.50	75	(25,125)
Box, Inc., Class A	Call	11/20/15	USD	15.00	134	(4,020)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Cognizant Technology Solutions Corp., Class A	Call	11/20/15	USD	65.00	36	$(6,750)
Crown Castle International Corp.	Call	11/20/15	USD	82.50	120	(13,500)
Cvent, Inc.	Call	11/20/15	USD	35.00	300	(45,750)
Global Payments, Inc.	Call	11/20/15	USD	115.60	66	(29,393)
Hortonworks, Inc.	Call	11/20/15	USD	25.00	426	(36,210)
Intel Corp.	Call	11/20/15	USD	30.00	124	(16,492)
Maxim Integrated Products, Inc.	Call	11/20/15	USD	34.00	270	(35,100)
NetEase, Inc. — ADR	Call	11/20/15	USD	125.00	10	(6,550)
NXP Semiconductors NV	Call	11/20/15	USD	97.50	72	(16,740)
Rentrak Corp.	Call	11/20/15	USD	60.00	129	(31,605)
ServiceNow, Inc.	Call	11/20/15	USD	80.00	52	(4,940)
Walt Disney Co.	Call	11/20/15	USD	105.00	35	(9,625)
MasterCard, Inc., Class A	Put	10/02/15	USD	89.00	91	(3,640)
Google, Inc., Class A	Put	10/09/15	USD	637.50	13	(14,040)
Sabre Corp.	Put	10/12/15	USD	26.00	151	(6,459)
Cavium, Inc.	Put	10/16/15	USD	60.00	69	(18,113)
Euronet Worldwide, Inc.	Put	10/16/15	USD	60.00	64	(640)
ServiceNow, Inc.	Put	10/16/15	USD	65.00	59	(5,900)
PayPal Holdings, Inc.	Put	10/23/15	USD	32.50	250	(55,000)
Apple, Inc.	Put	10/30/15	USD	110.00	54	(26,730)
Google, Inc., Class A	Put	10/30/15	USD	630.00	33	(78,045)
Intel Corp.	Put	10/30/15	USD	27.00	296	(8,732)
NVIDIA Corp.	Put	10/30/15	USD	22.50	450	(16,650)
Total						$(1,774,150)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
ASML Holding NV	Call	Deutsche Bank AG	10/02/15	EUR	88.27	7,300	$(9)
TransUnion	Call	Morgan Stanley & Co. International PLC	10/02/15	USD	26.14	21,000	(662)
CDW Corp.	Call	Citibank N.A.	10/05/15	USD	34.28	23,000	(151,381)
Sky PLC	Call	Deutsche Bank AG	10/06/15	GBP	10.68	21,400	(2,597)
Stroeer SE	Call	Bank of America N.A.	10/06/15	EUR	51.79	12,400	(28,138)
Hermes Microvision, Inc.	Call	BNP Paribas S.A.	10/07/15	TWD	1,285.74	19,000	(22,618)
Nintendo Co. Ltd.	Call	Goldman Sachs International	10/07/15	JPY	24,055.65	4,200	(9)
Sony Corp.	Call	Citibank N.A.	10/07/15	JPY	3,495.16	54,700	(405)
TechnoPro Holdings, Inc.	Call	Goldman Sachs International	10/07/15	JPY	3,417.75	15,600	(2,576)
ARM Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/08/15	GBP	9.70	33,100	(6,240)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	10/09/15	ZAR	1,785.01	8,000	(18,887)
Sabre Corp.	Call	Citibank N.A.	10/12/15	USD	27.66	13,000	(5,618)
Alps Electric Co. Ltd.	Call	Goldman Sachs International	10/13/15	JPY	4,089.75	20,000	(84)
Eros International PLC	Call	Citibank N.A.	10/13/15	USD	37.50	33,000	(295)
Delta Electronics, Inc.	Call	Deutsche Bank AG	10/14/15	TWD	177.98	169,000	(973)
Liberty Global PLC, Class A	Call	Citibank N.A.	10/14/15	USD	50.51	18,000	(3)
CDW Corp.	Call	Citibank N.A.	10/15/15	USD	41.52	23,000	(14,692)
Luxoft Holding, Inc.	Call	Deutsche Bank AG	10/15/15	USD	65.57	9,400	(13,120)
Pegatron Corp.	Call	Morgan Stanley & Co. International PLC	10/15/15	TWD	90.61	299,000	(2,054)
New Relic, Inc.	Call	Citibank N.A.	10/19/15	USD	35.58	1,700	(4,970)
ASML Holding NV	Call	UBS AG	10/22/15	EUR	88.39	7,300	(6,512)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	10/22/15	ZAR	1,770.24	7,300	(34,866)
Nintendo Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/22/15	JPY	24,341.20	7,000	(3,221)
Pegatron Corp.	Call	Deutsche Bank AG	10/22/15	TWD	88.50	100,000	(2,216)
RingCentral, Inc., Class A	Call	Deutsche Bank AG	10/22/15	USD	18.47	25,000	(19,823)
TransUnion	Call	Morgan Stanley & Co. International PLC	10/22/15	USD	26.14	21,000	(12,109)
Atento SA	Call	Goldman Sachs International	10/26/15	USD	12.87	19,500	(5)
TechnoPro Holdings, Inc.	Call	BNP Paribas S.A.	10/27/15	JPY	3,374.80	12,400	(9,432)
Alps Electric Co. Ltd.	Call	BNP Paribas S.A.	10/28/15	JPY	3,816.30	20,000	(9,207)
Alps Electric Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/28/15	JPY	3,676.01	7,500	(5,348)
Tencent Holdings Ltd.	Call	Citibank N.A.	10/28/15	HKD	129.79	220,000	(126,098)
Adobe Systems, Inc.	Call	Credit Suisse International	10/30/15	USD	85.99	8,800	(12,656)
Digital Realty Trust, Inc.	Call	Deutsche Bank AG	10/30/15	USD	65.71	22,000	(23,670)
Luxoft Holding, Inc.	Call	Deutsche Bank AG	10/30/15	USD	62.79	10,000	(35,255)
Microsemi Corp.	Call	Citibank N.A.	10/30/15	USD	32.36	13,300	(22,898)

SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Six Flags Entertainment Corp.	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	46.82	12,200	$(11,256)
Eros International PLC	Call	Citibank N.A.	11/02/15	USD	34.38	10,000	(4,049)
Sabre Corp.	Call	Citibank N.A.	11/02/15	USD	28.76	20,400	(11,645)
ARM Holdings PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	9.50	29,000	(18,389)
Delta Electronics, Inc.	Call	Morgan Stanley & Co. International PLC	11/04/15	TWD	163.28	74,000	(9,216)
Experian PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	10.53	25,000	(14,526)
Hermes Microvision, Inc.	Call	Citibank N.A.	11/04/15	TWD	1,242.68	10,000	(38,328)
Pegatron Corp.	Call	UBS AG	11/04/15	TWD	87.67	220,000	(9,891)
Siliconware Precision Industries Co. Ltd.	Call	Morgan Stanley & Co. International PLC	11/04/15	TWD	40.46	445,000	(39,734)
Sky PLC	Call	Deutsche Bank AG	11/04/15	GBP	10.57	37,000	(12,174)
Sky PLC	Call	Goldman Sachs International	11/04/15	GBP	10.46	14,000	(6,613)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Citibank N.A.	11/04/15	TWD	130.54	145,000	(22,678)
Microsemi Corp.	Call	Citibank N.A.	11/06/15	USD	33.65	15,000	(15,239)
New Relic, Inc.	Call	Deutsche Bank AG	11/06/15	USD	38.55	22,500	(35,291)
Sony Corp.	Call	BNP Paribas S.A.	11/10/15	JPY	2,957.49	35,000	(44,948)
TransUnion	Call	Deutsche Bank AG	11/10/15	USD	25.74	9,400	(10,933)
Atento SA	Call	Citibank N.A.	11/12/15	USD	11.34	15,000	(1,058)
RingCentral, Inc., Class A	Call	Deutsche Bank AG	11/12/15	USD	18.47	25,000	(29,139)
DeNA Co. Ltd.	Call	Citibank N.A.	11/13/15	JPY	2,281.45	46,000	(32,275)
Largan Precision Co. Ltd.	Call	BNP Paribas S.A.	11/13/15	TWD	2,655.93	14,000	(37,953)
TechnoPro Holdings, Inc.	Call	Citibank N.A.	11/13/15	JPY	3,262.21	20,000	(18,956)
Liberty Global PLC, Class A	Call	Citibank N.A.	11/17/15	USD	50.71	5,700	(2,341)
Alps Electric Co. Ltd.	Call	BNP Paribas S.A.	11/18/15	JPY	3,385.20	10,000	(19,110)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Deutsche Bank AG	11/18/15	TWD	133.95	136,000	(17,048)
Experian PLC	Call	UBS AG	12/01/15	GBP	10.93	27,000	(13,846)
Nintendo Co. Ltd.	Put	BNP Paribas S.A.	10/22/15	JPY	19,889.27	5,000	(32,149)
Eros International PLC	Put	Barclays Bank PLC	10/30/15	USD	27.81	22,200	(55,125)
Total							$(1,162,557)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

6	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$2,955,960	—	—	$2,955,960
Commercial Services & Supplies	1,154,170	—	—	1,154,170
Communications Equipment	4,312,875	—	—	4,312,875
Diversified Telecommunication Services	—	$5,197,677	—	5,197,677
Electronic Equipment, Instruments & Components	11,431,550	—	—	11,431,550
Hotels, Restaurants & Leisure	3,195,444	—	—	3,195,444
Household Durables	—	6,282,458	—	6,282,458
Internet & Catalog Retail	21,676,395	329,090	—	22,005,485
Internet Software & Services	86,407,424	—	—	86,407,424
IT Services	48,247,437	—	—	48,247,437
Media	17,157,562	5,489,331	—	22,646,893
Professional Services	8,733,224	2,398,349	—	11,131,573
Real Estate Investment Trusts (REITs)	20,231,164	—	—	20,231,164
Semiconductors & Semiconductor Equipment	31,617,988	10,052,161	—	41,670,149
Software	66,227,416	5,410,511	—	71,637,927
Technology Hardware, Storage & Peripherals	21,696,010	4,297,444	—	25,993,454
Wireless Telecommunication Services	2,493,543	—	—	2,493,543
Preferred Stocks	—	—	$13,779,074	13,779,074
Short-Term Securities	3,755,235	—	—	3,755,235

Total	$351,293,397	$39,457,021	$13,779,074	$404,529,492

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,652,788)	$(1,283,919)	—	$(2,936,707)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$145,915	—	—	$145,915
Cash pledged as collateral for OTC derivatives	590,000	—	—	590,000
Cash pledged as collateral for exchange-traded options written	8,935,448	—	—	8,935,448
Liabilities:
Bank overdraft	—	$(28,027)	—	$(28,027)

Total	$9,671,363	$(28,027)	—	$9,643,336

During the period ended September 30, 2015, there were no transfers between levels.

SEPTEMBER 30, 2015	7

Schedule of Investments (concluded)	BlackRock Science and Technology Trust (BST)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2014	$3,000,048
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	369,105
Purchases	10,409,922
Sales	—

Closing Balance, as of September 30, 2015	$13,779,075

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015	$369,105

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$13,779,075	Market Comparable Companies	2016 Projected Revenue Multiple[1]	5.41x
			Compounded Annual Net Revenue Growth Rate[1]	884.00%
			Net Revenue Multiple[1]	24.75x
			Net Revenue Growth Rate[1]	372.80%
		Probability-Weighted Expected Return Model	Discount Rate[1]	20.00% - 25.00%
			Revenue Growth Rate[1]	86.44%
			Projected Revenue Multiple[1]	1.43x - 3.28x
			Years to IPO[2]	1 - 3
			IPO Exit Probability[1]	70.00% - 80.00%	[3]
			Projected Revenue Multiple[1]	4.50x - 97.50x	[4]
			Compounded Annual Revenue Growth Rate[1]	81.07% - 766.00%	[5]

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]	Weighted Average input is 72.83%.

[4]	Weighted Average input is 26.72x

[5]	Weighted Average input is 275.24%.

8	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Science and Technology Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Science and Technology Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Science and Technology Trust

Date: November 23, 2015